Share Capital (Details)		4 Months Ended	6 Months Ended		12 Months Ended
	Apr. 05, 2024 EUR (€) € / shares shares	Jun. 30, 2026 EUR (€) € / shares shares	Jun. 30, 2026 EUR (€) € / shares shares	Jun. 30, 2025 EUR (€) shares	Dec. 31, 2025 EUR (€) shares	Jun. 30, 2026 $ / shares	Mar. 31, 2026 $ / shares shares
Share Capital [Line Items]
Number of shares authorized		75,085,700	75,085,700
Par value per share | € / shares		€ 0.05	€ 0.05
Issuance of ordinary shares							1,000,000
Ordinary shares issued		2,791,405
Proceeds of issuances | €			€ 3,786,022
Offering costs (in Euro) | €			522,420
Stock-based compensation expense (in Euro) | €			67,220	€ 63,682
RSUs value forfeited				52,586
RSUs value forfeited (in Euro) | €				€ 11,315
Unrecognized stock-based compensation (in Euro) | €			€ 68,704		€ 135,924
Weighted-average period			6 months		1 year
American Depositary Shares [Member]
Share Capital [Line Items]
Par value per share | $ / shares						$ 2.87	$ 3.25
Issuance of ordinary shares		1,558,281	1,558,281				5,000,000
Ordinary shares issued		558,281	7,791,405
Restricted Stock Units [Member]
Share Capital [Line Items]
Issuance of ordinary shares	1,780,328
RSUs value	1,780,328		1,727,742		371,749
Number of shares issued on conversion	356,067
Share-based payment reserve (in Euro) | €		€ 0	€ 0	€ 32,911
Grant restrict stock unit	1,780,328
Restricted Stock Units [Member] | American Depositary Shares [Member]
Share Capital [Line Items]
Stock-based compensation expense (in Euro) | €	€ 383,064
Grant price (in Euro per share) | € / shares	€ 1.08
Ordinary Shares [Member]
Share Capital [Line Items]
Proceeds of issuances | €			€ 3,786,022
Share Capital [Member] | Ordinary Shares [Member]
Share Capital [Line Items]
Issuance of ordinary shares		62,877,105	62,877,105		55,085,700
Ordinary shares, outstanding		62,877,105	62,877,105		55,085,700